SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues generated from each product
Total net revenues	$ 2,853,078	$ 3,467,626	$ 2,960,627
Solar power products
Revenues generated from each product
Total net revenues	2,573,685	2,303,287	1,550,386
Solar system kits
Revenues generated from each product
Total net revenues	86,794	93,406	104,215
Solar power projects
Revenues generated from each product
Total net revenues	22,665	557,995	891,920
EPC and development services
Revenues generated from each product
Total net revenues	11,990	385,882	316,572
Electricity
Revenues generated from each product
Total net revenues	68,789	32,059	2,863
O&M services
Revenues generated from each product
Total net revenues	4,128	3,310	1,544
Others
Revenues generated from each product
Total net revenues	$ 85,027	$ 91,687	$ 93,127